Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
Form 5500
Schedule of reconciles net assets available for benefits per the Statements of Net Assets Available for Benefits to the Form 5500

The following table reconciles net assets available for benefits per the Statements of Net Assets Available for Benefits to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the Statements of Net Assets Available for Benefits	$5,043,856,838	$4,590,494,893
Adjustments from contract value to fair value for fully benefit-responsive investment contract	(5,255,449)	(10,946,100)
Net assets available for benefits per the Form 5500	$5,038,601,389	$4,579,548,793

The following table reconciles the Statement of Changes in Net Assets Available for Benefits to the Form 5500:

December 31,
2025
Net increase in net assets available for benefits per the financial statements	$453,361,945
Net change from contract value to fair value for fully benefit-responsive investment contract	5,690,651
Net income per the Form 5500	$459,052,596